Accrued Expenses and Other Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Other Liabilities [Line Items]
Bills payable	$ 1,004.9	54,787.7	54,657.3
Remittances in transit	386.1	21,047.8	23,858.1
Accrued expenses	431.8	23,544.1	20,077.9
New account deposits	89.6	4,884.1	4,942.1
Accounts payable	750.3	40,907.8	49,480.2
Derivatives	1,267.4	69,099.7	127,932.3
Others	399.0	21,751.0	15,620.2
Total	$ 4,329.1	236,022.2	296,568.1